INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Increase in valuation allowance	$ 4,392,000	$ 4,045,000
Federal income tax rate	21.00%	21.00%	21.00%
Effective tax rate	0.00%	0.00%
Gross deferred tax asset	$ 2,256,000
Deferred tax assets:
Net operating losses	3,334,000	$ 1,945,000
Due to Officers		1,411,000
Accrued Expenses and Other	189,000	212,000
R&D Credit Carryforward	76,000	102,000
Debt related activities		375,000
Stock Compensation	178,000
R&D Capitalization	581,000
Intangibles	34,000
Total gross deferred tax assets/(liabilities)	4,392,000	4,045,000
Less valuation allowance	(4,392,000)	(4,045,000)
Federal
INCOME TAXES
Net operating loss carryforward	12,951,000	$ 6,482,000
Federal | Research and Development (R&D) tax credit
INCOME TAXES
Tax credit carry-forwards	76,000
State
INCOME TAXES
Net operating loss carryforward	$ 12,951,000